LONG-TERM LOANS (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 5,112,000	$ 6,517,000
Interest Payable		1,536,000	2,792,000	$ 2,197,000
Interest Expense, Debt		1,536,000	1,998,000	1,778,000
Proceeds from Convertible Debt		$ 20,000,000	0	0
Penalty Percentage		0.50%
Maximum [Member]
Debt Instrument [Line Items]
Penalty Percentage		5.00%
Construction in Progress [Member]
Debt Instrument [Line Items]
Accumulated Capitalized Interest Costs		$ 0	793,000	$ 419,000
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		5.94%
Secured Long-term Debt, Noncurrent		$ 35,091,000	37,986,000
USD-denominated loan [Member]
Debt Instrument [Line Items]
Secured Long-term Debt, Noncurrent		$ 5,136,000	5,103,000
USD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		3.03%
USD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.10%
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 840,000	181,000
SGD-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		7.15%
SGD-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.28%
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Prepaid Land Leases Total		$ 1,258,000	$ 3,465,000
MYR-denominated loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		6.85%
MYR-denominated loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period		2.30%
IFC Convertible Bond [Member] | International Finance Corporation [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 20,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.10%
Line of Credit Facility, Commitment Fee Percentage	0.50%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 1,000,000
Non Conversion Compensation Feature Percentage	4.00%
Debt Instrument, Fee Amount	$ 349,000
Debt Instrument, Unamortized Discount	$ 192,000
Line of Credit Facility, Frequency of Payments	semi-annually
Debt Instrument, Convertible, Terms of Conversion Feature	According to the convertible bond agreement, 50% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares of the Company at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 150% of the conversion price in effect at such time. In addition, 100% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 200% of the conversion price in effect at such time.
IFC Convertible Bond [Member] | Default Interest Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		2.00%
IFC Conversion Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	The initial conversion rate at the time of the agreement is 38 ordinary shares per $1, and the initial conversion price is $26.35 per share.	the Company paid out a cash dividend for $0.4 per share in March 2015, the conversion rate has been adjusted to 38.84 ordinary shares per $1 with the conversion price of $25.75 per share.